Accrued Expenses and Other Liabilities (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Accrued Expenses and Other Liabilities [Line Items]
Borrowings, interest expenses	$ 129,392		$ 201,578
Borrowings repaid	167,514	¥ 1.2
Long-term loan	$ 2,631,575			$ 2,534,490
Long-Term Loan From Third Party [Member]
Accrued Expenses and Other Liabilities [Line Items]
Exclusive license term	5 years	5 years
Minimum [Member] | Unsecured Loan [Member]
Accrued Expenses and Other Liabilities [Line Items]
Borrowings, interest rate	3.80%
Maximum [Member] | Unsecured Loan [Member]
Accrued Expenses and Other Liabilities [Line Items]
Borrowings, interest rate			15.40%